UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    October 9, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $283767



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    24876   363159 SH       SOLE                   119394            243765
American Intl Group            COMMON STOCK     026874107      243     2542 SH       SOLE                     1442              1100
Anheuser Busch                 COMMON STOCK     035229103     6006   141940 SH       SOLE                    45810             96130
Avon Products Inc              COMMON STOCK     054303102     4083    99892 SH       SOLE                    36071             63821
Banc One Corp                  COMMON STOCK     059438101      770    19932 SH       SOLE                    19802               130
Borders Group                  COMMON STOCK     099709107    11874   851953 SH       SOLE                   258948            593005
Cardinal Health                COMMON STOCK     14149Y108     7482    84840 SH       SOLE                    27735             57105
Cedar Fair L. P.               COMMON STOCK     150185106      240    13000 SH       SOLE                                      13000
Cendant Corp                   COMMON STOCK     151313103     5559   511171 SH       SOLE                   182795            328376
Cisco Systems                  COMMON STOCK     17275R102     9954   180158 SH       SOLE                    65485            114673
Computer Sciences              COMMON STOCK     205363104     4844    65235 SH       SOLE                    22495             42740
Disney Walt                    COMMON STOCK     254687106      240     6277 SH       SOLE                      577              5700
EMC Corporation                COMMON STOCK     268648102      225     2270 SH       SOLE                     1200              1070
Eli Lilly & Co                 COMMON STOCK     532457108      260     3200 SH       SOLE                     2475               725
Enron Corp                     COMMON STOCK     293561106    21395   244160 SH       SOLE                    83120            161040
Exxon Mobil Corp               COMMON STOCK     30231g102      817     9168 SH       SOLE                     6168              3000
Freddie Mac                    COMMON STOCK     313400301     6686   123670 SH       SOLE                    42130             81540
Gemstar TV Guide Intl          COMMON STOCK     G3788V106      667     7650 SH       SOLE                      650              7000
General Electric Co            COMMON STOCK     369604103     2496    43269 SH       SOLE                    26684             16585
H & R Block Inc                COMMON STOCK     093671105     5153   139030 SH       SOLE                    49830             89200
Host Marriott Corp             COMMON STOCK     44107P104      631    56126 SH       SOLE                                      56126
Household Intl                 COMMON STOCK     441815107    10267   181317 SH       SOLE                    60913            120404
IMS Health Inc                 COMMON STOCK     449934108     7345   353980 SH       SOLE                   121140            232840
Int'l Business Mach            COMMON STOCK     459200101     8534    75855 SH       SOLE                    24410             51445
Interpublic Group Cos Inc      COMMON STOCK     460690100     4653   136606 SH       SOLE                    49966             86640
Johnson & Johnson              COMMON STOCK     478160104     8534    90850 SH       SOLE                    31453             59397
Kroger Co                      COMMON STOCK     501044101    13585   602095 SH       SOLE                   188515            413580
Linear Tech                    COMMON STOCK     535678106     7379   113965 SH       SOLE                    36020             77945
Lowe's Companies Inc           COMMON STOCK     548661107     1232    27450 SH       SOLE                     3050             24400
Lucent Technologies Inc        COMMON STOCK     549463107     3422   111957 SH       SOLE                    38738             73219
MBNA Corp                      COMMON STOCK     55262L100    10084   261923 SH       SOLE                    94850            167073
Manufactured Home Communities  COMMON STOCK     564682102      250    10000 SH       SOLE                                      10000
Marriott Intl Inc Class A New  COMMON STOCK     571903202     5162   141680 SH       SOLE                                     141680
Medtronic Inc                  COMMON STOCK     585055106     8118   156675 SH       SOLE                    56680             99995
Microsoft Corp                 COMMON STOCK     594918104      304     5040 SH       SOLE                     2840              2200
Oracle Corp                    COMMON STOCK     68389X105     1024    13004 SH       SOLE                     2969             10035
Pepsico                        COMMON STOCK     713448108     4860   105646 SH       SOLE                    34946             70700
Pfizer                         COMMON STOCK     717081103     9497   211345 SH       SOLE                    92967            118378
Philip Morris                  COMMON STOCK     718154107      238     8100 SH       SOLE                                       8100
Pitney Bowes                   COMMON STOCK     724479100     4705   119309 SH       SOLE                    41351             77958
QualComm Inc                   COMMON STOCK     747525103    17786   249623 SH       SOLE                    77222            172401
SCI Systems                    COMMON STOCK     783890106     5592   136380 SH       SOLE                    47985             88395
Solectron Corp                 COMMON STOCK     834182107    12093   262185 SH       SOLE                    90820            171365
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      811     5645 SH       SOLE                     5645
State Street Corp              COMMON STOCK     857477103      240     1850 SH       SOLE                     1700               150
Synavant Inc                   COMMON STOCK     87157a105      117    17434 SH       SOLE                     5852             11582
TCF Financial Corp             COMMON STOCK     872275102      451    12000 SH       SOLE                                      12000
Williams Co Inc                COMMON STOCK     969457100     5644   133595 SH       SOLE                    49150             84445
Worldcom Inc GA New            COMMON STOCK     98157D106    11373   374404 SH       SOLE                   115708            258696
Standard & Poors Midcap 400                     595635103      216 2200.8796SH       SOLE                                  2200.8796
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      479 26887.497SH       SOLE                                  26887.497
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     2505 59728.166SH       SOLE                58771.415           956.751
Janus Worldwide Fund           MUTUAL FUNDS     471023309     1750 23730.368SH       SOLE                23363.665           366.703
SEI Core Intl Equity Fund      MUTUAL FUNDS     78411r109      210 17061.234SH       SOLE                 9549.274          7511.960
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      320 23467.011SH       SOLE                                  23467.011
Vanguard Windsor II            MUTUAL FUNDS     922018205      486 17929.074SH       SOLE                17929.074